Provisions - Summary of movements in provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Discount for well plugging and abandonment	$ 2,387	$ 2,444	$ 2,546
Asset retirement obligation [member]
Disclosure of other provisions [line items]
Amounts at beginning of year	32,524	30,796
Discount for well plugging and abandonment	2,387	2,444
(Decrease) in the change in capitalized estimates (Note 13)	(930)	(713)
(Decrease) in the change in estimates of conventional assets	(18,697)	0
Foreign exchange differences	3	(3)
Amounts at end of year	15,287	32,524	30,796
Environmental remediation [member]
Disclosure of other provisions [line items]
Amounts at beginning of year	1,821	1,599
Foreign exchange differences	(1,846)	(1,911)
Increases (Note 10.2)	485	2,133
Increase in the change in estimates of conventional assets	624	0
Amounts at end of year	1,084	1,821	1,599
Provisions for contingencies [member]
Disclosure of other provisions [line items]
Amounts at beginning of year	171	142
Foreign exchange differences	(93)	(43)
Increases (Note 10.2)	69	379
Amounts incurred due to utilization	(46)	(307)
Amounts at end of year	$ 101	$ 171	$ 142